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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sep 30, 2012

Check here if Amendment            [_]; Amendment Number:
This amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Catalyst Investment Management Co., LLC
Address:  888 Seventh Avenue, 22/nd/ Floor
          New York, NY 10019

13 File Number: 28-04071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Gottlieb
Title: Authorized Signatory
Phone: 212-474-8800

     /s/ Mark Gottlieb              New York, NY                 11/14/2012
---------------------------  ---------------------------  ----------------------
        [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[_]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
28-12494                        Visium Asset Management, LP

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